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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                 REGISTRATION STATEMENT (NO. 33-34494) UNDER THE
                             SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 19

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 20

                       VANGUARD INSTITUTIONAL INDEX FUND
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON APRIL 21, 2000 PURSUANT TO PARAGRAPH (B) OF RULE 485.

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                              VANGUARD(R) INSTITUTIONAL INDEX FUND
                              INSTITUTIONAL SHARES AND INSTITUTIONAL PLUS SHARES

                              VANGUARD(R) U.S. STOCK INDEX FUNDS
                              INSTITUTIONAL SHARES

                              Prospectus
                              April 21, 2000


VANGUARD INSTITUTIONAL
INDEX FUND

 INSTITUTIONAL SHARES

 INSTITUTIONAL PLUS
 SHARES

VANGUARD U.S. STOCK
INDEX FUNDS
INSTITUTIONAL SHARES OF:

 VANGUARD TOTAL STOCK
 MARKET INDEX FUND

 VANGUARD EXTENDED
 MARKET INDEX FUND

 VANGUARD MID-CAP
 INDEX FUND

 VANGUARD SMALL-CAP
 INDEX FUND

 VANGUARD VALUE
 INDEX FUND

 VANGUARD SMALL-CAP
 VALUE INDEX FUND

 VANGUARD GROWTH
 INDEX FUND

 VANGUARD SMALL-CAP
 GROWTH INDEX FUND

This prospectus contains
financial data for the
Funds through the
fiscal year ended
December 31, 1999.

                                                         [THE VANGUARD GROUP(R)]

VANGUARD INSTITUTIONAL INDEX FUND
VANGUARD U.S. STOCK INDEX FUNDS
Prospectus
April 21, 2000


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CONTENTS
------------------------------------------------------------------------------------------------
1 FUND PROFILES                                         28 MORE ON THE FUNDS

   1 VANGUARD INSTITUTIONAL INDEX FUND                  33 THE FUNDS AND VANGUARD
     INSTITUTIONAL AND INSTITUTIONAL PLUS SHARES
                                                        33 INVESTMENT ADVISER
   4 VANGUARD TOTAL STOCK MARKET INDEX FUND
     INSTITUTIONAL SHARES                               34 DIVIDENDS, CAPITAL GAINS, AND TAXES

   7 VANGUARD EXTENDED MARKET INDEX FUND                35 SHARE PRICE
     INSTITUTIONAL SHARES
                                                        36 FINANCIAL HIGHLIGHTS
  10 VANGUARD MID-CAP INDEX FUND
     INSTITUTIONAL SHARES                               42 INVESTING WITH VANGUARD

  13 VANGUARD SMALL-CAP INDEX FUND                         42 SERVICES AND ACCOUNT FEATURES
     INSTITUTIONAL SHARES
                                                           43 TYPES OF ACCOUNTS
  16 VANGUARD VALUE INDEX FUND
     INSTITUTIONAL SHARES                                  43 BUYING SHARES

  19 VANGUARD SMALL-CAP VALUE INDEX FUND                   45 REDEEMING SHARES
     INSTITUTIONAL SHARES
                                                           48 TRANSFERRING REGISTRATION
  22 VANGUARD GROWTH INDEX FUND
     INSTITUTIONAL SHARES                                  48 FUND AND ACCOUNT UPDATES

  25 VANGUARD SMALL-CAP GROWTH INDEX FUND               49 MANDATORY CONVERSION TO INSTITUTIONAL
     INSTITUTIONAL SHARES                                  OR INVESTOR SHARES

                                                         GLOSSARY (inside back cover)
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WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objectives, risks, and strategies of certain Vanguard index funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
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OTHER CLASSES OF SHARES AND OTHER PROSPECTUSES
Vanguard currently offers nine U.S. stock index funds. Each of these funds, other than Vanguard 500 Index Fund, issues two classes of shares: Institutional Shares and Investor Shares. Institutional Shares are intended for persons investing at least $10 million who generally do not require special employee benefit services. For those wishing to invest at least $10 million in an S&P 500 index fund and who generally do not require special employee benefit services, Vanguard offers the Vanguard Institutional Index Fund. This Fund issues Institutional Shares for those investing less than $200 million, and Institutional Plus Shares for those investing $200 million or more.

This prospectus describes the Institutional Shares offered by each of the Vanguard U.S. Stock Index Funds (other than Vanguard 500 Index Fund, which does not offer Institutional Shares), and the Institutional Shares and Institutional Plus Shares offered by Vanguard Institutional Index Fund. If you are interested in purchasing Investor Shares, please call Vanguard at 1-800-662-7447 (or
1-800-523-1036 if you will be purchasing through an employer-sponsored retirement plan).

Note that the Funds' separate share classes have different expenses; as a result, their investment performances will vary.
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NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND   PROFILE--VANGUARD(R)   INSTITUTIONAL   INDEX   FUND   INSTITUTIONAL   AND
INSTITUTIONAL PLUS SHARES

The following profile summarizes key features of Vanguard Institutional Index Fund Institutional and Institutional Plus Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that comprise the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the performance of the Fund's Institutional Shares in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception (for Institutional Shares) and for one calendar year and since inception (for Institutional Plus Shares) compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


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                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                              1991          30.34%
                              1992           7.54%
                              1993          10.02%
                              1994           1.31%
                              1995          37.60%
                              1996          23.06%
                              1997          33.36%
                              1998          28.79%
                              1999          21.17%
--------------------------------------------------------------------------------

2

     During the period shown in the bar chart, the highest return for a calendar quarter was 14.99% (quarter ended December 31, 1999) and the lowest return for a quarter was -6.23% (quarter ended September 30, 1999).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                    1 YEAR        5 YEARS         INCEPTION*
--------------------------------------------------------------------------------
Vanguard Institutional Index Fund
  Institutional Shares              21.17%         28.65%           19.10%
S&P 500 Index                       21.04          28.56            19.09
--------------------------------------------------------------------------------
*July 31, 1990.
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          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                    SINCE
                                                  1 YEAR          INCEPTION*
--------------------------------------------------------------------------------
Vanguard Institutional Index Fund
  Institutional Plus Shares                       21.21%            23.08%
S&P 500 Index                                     21.04             22.90
--------------------------------------------------------------------------------
*July 7, 1997.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES* (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None**
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      INSTITUTIONAL SHARES
      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.06%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             0%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.06%

      INSTITUTIONAL PLUS SHARES
      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                    0.025%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                             0%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                  0.025%

       *Applies to both Institutional and Institutional Plus Shares. **The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                               1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Institutional Shares             $6          $19          $34         $77
Institutional Plus Shares         3            8           14          32
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION--INSTITUTIONAL SHARES

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      InstIdx
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   094
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922040100

INCEPTION DATE                                     TICKER SYMBOL
July 31, 1990                                      VINIX

NET ASSETS AS OF DECEMBER 31, 1999
$28.9 billion
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION--INSTITUTIONAL PLUS SHARES

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      InstPlus
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   854
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922040209

INCEPTION DATE                                     TICKER SYMBOL
July 7, 1997                                       VIIIX

NET ASSETS AS OF DECEMBER 31, 1999
$6.9 billion
--------------------------------------------------------------------------------

4

FUND PROFILE--VANGUARD(R) TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Total Stock Market Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that comprise the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISK
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                              1998          23.37%
                              1999          23.93%
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.55% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.05% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                  SINCE
                                          1 YEAR                INCEPTION*
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund
  Institutional Shares                    23.93%                  22.64%
Wilshire 5000 Index                       23.77                   22.69
--------------------------------------------------------------------------------
*July 7, 1997.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.08%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.10%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                 1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                  $10          $32        $56          $128
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

6

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      TotStIst
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   855
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908801

INCEPTION DATE                                     TICKER SYMBOL
July 7, 1997                                       VITSX

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 1999
$22.1 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) EXTENDED MARKET INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Extended Market Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- and small-capitalization stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of medium-size and small U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that comprise the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                              1998           8.45%
                              1999          36.45%
--------------------------------------------------------------------------------

Return figures do not reflect the transaction fee on purchases through March 31, 2000.

--------------------------------------------------------------------------------

8

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.63% (quarter ended December 31, 1999) and the lowest return for a quarter was -18.66% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                             1 YEAR        SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Extended Market Index Fund
  Institutional Shares**                     36.45%             22.47%
Wilshire 4500 Index                          35.37              22.26
--------------------------------------------------------------------------------
 *July 7, 1997.

**Return  figures do not reflect the transaction fee on purchases  through March
  31, 2000.

--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.07%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.10%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                      1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                       $10          $32        $56          $128
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               ExtndIst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,         856
since inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908884
July 7, 1997
                                               TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF           VIEIX
DECEMBER 31, 1999
$5.1 billion
--------------------------------------------------------------------------------

10

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Mid-Cap Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that comprise the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from other asset classes or the overall stock market. Mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                              1999         15.41%
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.26% (quarter ended December 31, 1999) and the lowest return for a quarter was -8.20% (quarter ended September 30, 1999).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                  1 YEAR        SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Mid-Cap Index Fund Institutional Shares  15.41%             15.03%
S&P's MidCap 400 Index                            14.72              14.12
--------------------------------------------------------------------------------
*May 21, 1998.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.12%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                  $12         $39        $68          $154
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

12

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               MidCpIst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,         864
since inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908835
May 21, 1998
                                               TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF           VMCIX
DECEMBER 31, 1999
$748 million
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FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Small-Cap Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Small Stock Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that comprise the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                              1998          -2.50%
                              1999          23.33%
--------------------------------------------------------------------------------

Return figures do not reflect the transaction fee on purchases through March 31, 2000.

--------------------------------------------------------------------------------

14

     During the period shown in the bar chart, the highest return for a calendar quarter was 18.63% (quarter ended December 31, 1999) and the lowest return for a quarter was -20.12% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                        1 YEAR           SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund
  Institutional Shares**                23.33%                12.49%
Russell 2000 Index                      21.26                 11.58
--------------------------------------------------------------------------------
 *July 7, 1997.

**Return  figures do not reflect the transaction fee on purchases  through March
  31, 2000.

--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.12%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
               1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                $12          $39        $68          $154
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               SmCapIst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,         857
since inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908876
July 7, 1997
                                               TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF           VSCIX
DECEMBER 31, 1999
$4.0 billion
--------------------------------------------------------------------------------

16

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Value Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that comprise the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                              1999         12.67%
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 10.78% (quarter ended June 30, 1999) and the lowest return for a quarter was -9.22% (quarter ended September 30, 1999).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                  1 YEAR       SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Value Index Fund Institutional Shares    12.67%             8.79%
S&P 500/BARRA Value Index                         12.72              8.78
--------------------------------------------------------------------------------
*July 2, 1998.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.12%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                   $12          $39        $68          $154
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

18

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      ValueIst
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   867
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908850

INCEPTION DATE                                     TICKER SYMBOL
July 2, 1998                                       VIVIX

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 1999
$3.8 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Small-Cap Value Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization value stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that comprise the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. Because calendar-year performance information is not yet available, the information presented in the bar chart and table reflects the performance of the Fund's Investor Shares (which are offered through a separate prospectus). Performance information for the Institutional Shares would be substantially similar, since both share classes represent the same portfolio of securities; their returns differ only to the extent that the expenses of the two classes differ.
     The bar chart shows the performance of the Fund's Investor Shares in the one full calendar year since inception of the Fund. The table shows how the Fund's average annual total returns for one year and since inception (for the Fund's Investor Shares) compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

20

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                              1999          3.35%
--------------------------------------------------------------------------------
The return  figure  does not  reflect  the  account  maintenance  fee imposed on accounts with balances of less than $10,000 for Investor Shares or the transaction fee on purchases.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.08% (quarter ended June 30, 1999) and the lowest return for a quarter was -9.50% (quarter ended March 31, 1999).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                             1 YEAR            SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Value Index Fund**         2.83%                 -6.31%
S&P SmallCap 600/BARRA Value Index            3.03                  -6.73
--------------------------------------------------------------------------------
 *May 21, 1998.

**Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 for Investor Shares but do reflect the transaction fee of 0.50% on purchases.

--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.13%

      *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                    1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                     $63          $92        $123         $216
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               SmValIst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,         865
since inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908785
December 7, 1999

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 1999
$214 million
--------------------------------------------------------------------------------

22

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Growth Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that comprise the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS

THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

- Nondiversification risk, which is the chance that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because the Fund invests a greater percentage of its assets in the stocks of fewer companies as compared with other mutual funds.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in the one full calendar year since inception of the Institutional class of shares. The table shows how the Fund's average annual total returns for one calendar year and since inception compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                              1999         28.91%
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.21% (quarter ended December 31, 1999) and the lowest return for a quarter was -3.52% (quarter ended September 30, 1999).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                  1 YEAR      SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Growth Index Fund Institutional Shares   28.91%           31.15%
S&P 500/BARRA Growth Index                        28.25            30.61
--------------------------------------------------------------------------------
*May 14, 1998.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ended December 31, 1999.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.12%

      *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

24

--------------------------------------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                   $12          $39        $68          $154
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      GrowthIst
June, September, and December; capital gains, if
any, are distributed annually in December          VANGUARD FUND NUMBER
                                                   868
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908868

INCEPTION DATE                                     TICKER SYMBOL
May 14, 1998                                       VIGIX

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 1999
$15.7 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP GROWTH INDEX FUND INSTITUTIONAL SHARES

The following profile summarizes key features of Vanguard Small-Cap Growth Index Fund Institutional Shares.

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization growth stocks.

INVESTMENT STRATEGIES

The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's SmallCap 600/BARRA Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that comprise the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. In addition, small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.

PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. Because calendar-year performance information is not yet available, the information presented in the bar chart and table reflects the performance of the Fund's Investor Shares (which are offered through a separate prospectus). Performance information for the Institutional Shares would be substantially similar, since both share classes represent the same portfolio of securities; their returns differ only to the extent that the expenses of the two classes differ.
     The bar chart shows the performance of the Fund's Investor Shares in the one full calendar year since inception of the Fund. The table shows how the Fund's average annual total returns for one year and since inception (for the Fund's Investor Shares) compare with those of the index that the Fund seeks to track. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

26

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                              1999         19.80%
--------------------------------------------------------------------------------
The return  figure  does not  reflect  the  account  maintenance  fee imposed on accounts with balances of less than $10,000 for Investor Shares or the transaction fee on purchases.
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended December 31, 1999) and the lowest return for a quarter was -8.29% (quarter ended March 31, 1999).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                             1 YEAR            SINCE INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Growth Index Fund**       19.20%                 8.17%
S&P SmallCap 600/BARRA Growth Index          19.57                  8.24
--------------------------------------------------------------------------------
 *May 21, 1998.

**Return figures do not reflect the account maintenance fee imposed on accounts with balances of less than $10,000 for Investor Shares but do reflect the transaction fee of 0.50% on purchases.

--------------------------------------------------------------------------------

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. Because the Institutional shares of the Fund have not had a full fiscal year of operating history, the expenses shown under Annual Fund Operating Expenses are estimates.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                            0.50%*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.13%

      *The transaction fee is deducted from all purchases (including exchanges from other Vanguard funds), but not from reinvested dividends or capital gains.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of each period.

--------------------------------------------------------------------------------
                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                     $63         $92       $123          $216
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                    NEWSPAPER ABBREVIATION
Distributed annually in December               SmGthIst

INVESTMENT ADVISER                             VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,         866
since inception
                                               CUSIP NUMBER
INCEPTION DATE                                 922908819
May 21, 1998

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 1999
$167 million
--------------------------------------------------------------------------------

28

MORE ON THE FUNDS

The   following   sections   discuss  other   important   features  of  Vanguard
Institutional Index Fund and the Vanguard U.S. Stock Index Funds.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select stocks.

     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as the Institutional Index Fund) would invest about 5% of its assets in that company. The Institutional Index Fund and the Mid-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ the replication method of indexing.
     Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, included more than 7,000 stocks as of December 31, 1999), many funds tracking these larger indexes use a "sampling" technique. At Vanguard, we use a sophisticated computer program to select a representative sample of stocks from a Fund's target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Total Stock Market Index Fund would invest about 10% of its assets in some--but not all--of those utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. Although the Funds' adviser attempts to closely track the performance of the index, there is no guarantee that securities selected for a Fund will provide investment performance exactly matching that of its target index. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ the sampling method of indexing.
     Each Fund seeks to provide investment results that correspond to its target index. The correlation between the performance of a Fund and its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)

     The following table shows the number of stocks held by each of the Funds, and the number of stocks in each Fund's target index, as of December 31, 1999.


--------------------------------------------------------------------------------
                                    NUMBER OF             NUMBER OF STOCKS
FUND                               STOCKS HELD            IN TARGET INDEX
--------------------------------------------------------------------------------
Institutional Index                    505                      500
Total Stock Market                   3,375                    7,093
Extended Market                      2,843                    6,605
Mid-Cap                                402                      400
Small-Cap                            1,768                    1,857
Value                                  398                      394
Small-Cap Value                        406                      403
Growth                                 110                      106
Small-Cap Growth                       198                      197
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such factors as earnings and book value, and these stocks typically have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

ADDITIONAL RISK INFORMATION

[FLAG] EACH FUND IS  SUBJECT  TO MARKET  RISK,  WHICH IS THE  CHANCE  THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.


     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which--in addition to being the target index for the Institutional Index Fund--is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.


--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-1999)
--------------------------------------------------------------------------------
                    1 YEAR      5 YEARS        10 YEARS       20 YEARS
--------------------------------------------------------------------------------
Best                 54.2%       28.6%           19.9%          17.9%
Worst               -43.1       -12.4            -0.9            3.1
Average              13.2        11.0            11.1           11.1
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any Fund in particular.

30

     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes for the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the S&P 500 Index's stocks. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

[FLAG] THE FUNDS ARE ALSO SUBJECT, IN VARYING DEGREES, TO INVESTMENT STYLE RISK,
     WHICH IS THE CHANCE THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION
[FLAG] As index funds, the Institutional Index Fund and the U.S. Stock Index Funds each hold the largest stocks in their target indexes in approximately the same percentages as those stocks are represented in their indexes. When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. This has happened to the GROWTH INDEX FUND. Due to the rapid appreciation of certain stocks in its target index, the Fund's top four holdings, as of the date of this prospectus, represent more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.
     In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $12 billion; mid-cap funds as those holding stocks of companies with a market value between $1 billion and $12 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

TRANSACTION FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund who do not generate the costs. All transaction fees are paid directly into the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Without transaction fees, some index funds would have trouble tracking their target indexes.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Institutional Index Fund and the U.S. Stock Index Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Two of the Funds (Small-Cap Value and Small-Cap Growth) charge a transaction fee on purchases. The other Funds reserve the right to impose such a fee on selected purchases.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Telephone and online exchanges are not permitted for non-IRA accounts.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


TURNOVER RATE
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds), because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index. The turnover rate of each Fund for each of the last five years (or

32

since inception of the applicable share class, if shorter) is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of December 31, 1999, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 18%; for all domestic stock funds, the average turnover rate was approximately 89%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)
--------------------------------------------------------------------------------

INVESTMENT POLICIES
Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, or for any other reason determined in good faith by the Fund's Board of Trustees. In every such instance, the substitute index will measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that comprise the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested (at least 95% of total assets) in the stocks of the index. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.

     Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).
     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of that Fund's total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


THE FUNDS AND VANGUARD

Vanguard U.S. Stock Index Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion.* All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the member funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

*Vanguard Institutional Index Fund is not a member of The Vanguard Group, but is administered by Vanguard and pays Vanguard a fee to provide management, advisory, marketing, and other services.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser through its Core Management Group. As of December 31, 1999, Vanguard served as adviser for about $371.4 billion in assets.
     Under the terms of a service and advisory agreement, Vanguard pays for all of the Institutional Index Fund's expenses (except taxes and brokerage commissions). In turn, the Fund pays Vanguard a monthly management fee based on an annual rate of 0.06% of the average daily net assets of the Institutional Shares and 0.025% of the average daily net assets of the Institutional Plus Shares. Vanguard manages the other Funds on an at-cost basis, subject to the control of the Trustees and officers of the Funds.
     For the fiscal year ended December 31, 1999, the investment advisory expenses for the Institutional Share classes of the U.S. Stock Index Funds represented an effective annual rate of approximately 0.01% of each Fund's average net assets.
     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

34

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER
The individual responsible for overseeing each Fund's investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Core Management Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------


DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Institutional Index Fund (Institutional and Institutional Plus Shares) and the Total Stock Market, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year. You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not:
-    provide us with your correct taxpayer identification number;
-    certify that the taxpayer number is correct; and
-    confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Funds offering more than one class of shares compute a separate net asset value for each share class. This is done by adding up the total value of the Fund's investments and other assets attributed to each share class, subtracting any of its liabilities (debts) attributed to each share class, and then dividing by the number of Fund shares outstanding for each share class:


                          TOTAL ASSETS - LIABILITIES
     NET ASSET VALUE = -------------------------------
                         NUMBER OF SHARES OUTSTANDING

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, invest-

36

ments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds." Different newspapers use different abbreviations for each Fund, but the most common are:
INSTIDX, INSTPLUS, TOTSTIST, EXTNDIST, MIDCPIST, SMCAPIST, VALUEIST, SMVALIST, GRWTHIST, and SMGTHIST.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years or since inception*, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Funds' financial statements--is included in the Institutional Index Fund's and the U.S. Stock Index Funds' most recent annual reports to shareholders. You may have the annual reports for the Institutional Index Fund and the U.S. Stock Index Funds sent to you without charge by contacting Vanguard.

*Because the  Small-Cap  Growth Index Fund has not yet issued any  Institutional
 Shares, a financial highlights table is not included for this Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Institutional Index Fund Institutional Shares as an example. The Fund began fiscal 1999 with a net asset value (price) of $112.85 per share. During the year, the Fund earned $1.501 per share from investment income (interest and dividends) and $22.143 per share from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $2.474 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The earnings ($23.644 per share) minus the distributions ($2.474 per share) resulted in a share price of $134.02 at the end of the year. This was an increase of $21.17 per share (from $112.85 at the beginning of the year to $134.02 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 21.17% for the year.

As of December 31, 1999, the Fund had $28.9 billion in net assets. For the year, its expense ratio was 0.06% ($0.60 per $1,000 of net assets); and net investment income amounted to 1.25% of its average net assets. It sold and replaced securities valued at 14% of its net assets.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                              VANGUARD INSTITUTIONAL INDEX FUND
                                                                     INSTITUTIONAL SHARES
                                                                    YEAR ENDED DECEMBER 31,
                                      -------------------------------------------------------------------
                                             1999          1998          1997          1996         1995
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR        $112.85       $ 89.56        $68.86        $57.93       $43.22
---------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                      1.501         1.429         1.391          1.38         1.28
 Net Realized and Unrealized Gain (Loss)
   on Investments                          22.143        24.177        21.415         11.90        14.86
                                      -------------------------------------------------------------------
   Total from Investment Operations        23.644        25.606        22.806         13.28        16.14
                                      -------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income      (1.514)       (1.416)       (1.391)        (1.36)       (1.27)
 Distributions from Realized Capital Gains  (.960)        (.900)        (.715)         (.99)        (.16)
                                      -------------------------------------------------------------------
   Total Distributions                     (2.474)       (2.316)       (2.106)        (2.35)       (1.43)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $134.02       $112.85        $89.56        $68.86       $57.93
=========================================================================================================
TOTAL RETURN                               21.17%        28.79%        33.36%        23.06%       37.60%
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)       $28,918       $22,338       $15,348       $11,426       $6,674
 Ratio of Total Expenses to Average
   Net Assets                               0.06%         0.06%         0.06%         0.06%        0.06%
 Ratio of Net Investment Income to Average
   Net Assets                               1.25%         1.46%         1.77%         2.18%        2.49%
 Turnover Rate*                               14%           11%            7%            9%           4%
=========================================================================================================
*Turnover rates excluding in-kind redemptions were 3%, 7%, 6%, 9%, and 4%, respectively.


--------------------------------------------------------------------------------------------------
                                                                VANGUARD INSTITUTIONAL INDEX FUND
                                                                        INSTITUTIONAL PLUS SHARES
                                                        YEAR ENDED DEC. 31,
                                                     ---------------------------       JULY 7* TO
                                                          1999        1998          DEC. 31, 1997
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $112.85     $ 89.56                 $84.91
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   1.542       1.464                   .681
 Net Realized and Unrealized Gain (Loss) on Investments 22.143      24.177                  5.455
                                                        ------------------------------------------
   Total from Investment Operations                     23.685      25.641                  6.136
                                                        ------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (1.555)     (1.451)                 (.866)
 Distributions from Realized Capital Gains               (.960)      (.900)                 (.620)
                                                        ------------------------------------------
   Total Distributions                                  (2.515)     (2.351)                (1.486)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $134.02     $112.85                 $89.56
==================================================================================================
TOTAL RETURN                                            21.21%      28.83%                  7.29%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                   $6,861      $4,951                 $3,488
 Ratio of Total Expenses to Average Net Assets          0.025%      0.025%               0.025%**
 Ratio of Net Investment Income to Average Net Assets    1.29%       1.49%                1.72%**
 Turnover Rate+                                            14%         11%                     7%
==================================================================================================
 *Inception.
**Annualized.
 +Turnover rates excluding in-kind redemptions were 3%, 7%, and  6%, respectively.

38

--------------------------------------------------------------------------------------------------
                                                           VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                        YEAR ENDED DEC. 31,
                                                     ---------------------------       JULY 7* TO
                                                          1999        1998          DEC. 31, 1997
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $27.42      $22.64                 $21.27
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .344        .359                   .172
 Net Realized and Unrealized Gain (Loss) on Investments  6.133       4.898                  1.642
                                                       -------------------------------------------
   Total from Investment Operations                      6.477       5.257                  1.814
                                                       -------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.357)      (.352)                 (.214)
 Distributions from Realized Capital Gains               (.320)      (.125)                 (.230)
                                                       -------------------------------------------
   Total Distributions                                   (.677)      (.477)                 (.444)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $33.22      $27.42                 $22.64
==================================================================================================
TOTAL RETURN                                            23.93%      23.37%                  8.60%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                   $4,006      $2,445                 $1,504
 Ratio of Total Expenses to Average Net Assets           0.10%       0.10%                0.10%**
 Ratio of Net Investment Income to Average Net Assets    1.26%       1.53%                1.70%**
 Turnover Rate+                                             3%          3%                     2%
==================================================================================================
 *Inception.
**Annualized.

--------------------------------------------------------------------------------------------------
                                                              VANGUARD EXTENDED MARKET INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                        YEAR ENDED DEC. 31,
                                                     ---------------------------       JULY 7* TO
                                                          1999       1998           DEC. 31, 1997
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $30.63     $30.76                  $29.28
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .363       .427                    .200
 Net Realized and Unrealized Gain (Loss) on Investments 10.101      2.025                   3.191
                                                       -------------------------------------------
   Total from Investment Operations                     10.464      2.452                   3.391
                                                       -------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.364)     (.412)                  (.371)
 Distributions from Realized Capital Gains              (3.640)    (2.170)                 (1.540)
                                                       -------------------------------------------
   Total Distributions                                  (4.004)    (2.582)                 (1.911)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $37.09     $30.63                  $30.76
==================================================================================================
TOTAL RETURN**                                          36.45%      8.45%                  11.82%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                     $870       $456                    $415
 Ratio of Total Expenses to Average Net Assets           0.10%      0.10%                  0.10%+
 Ratio of Net Investment Income to Average Net Assets    1.18%      1.34%                  1.43%+
 Turnover Rate+                                            26%        27%                     15%
==================================================================================================
 *Inception.
**Total return figures do not reflect transaction fees on purchases (0.25% from October 31, 1997 through
  March 31, 2000; 0.5% from inception through October 31, 1997).
 +Annualized.

--------------------------------------------------------------------------------------------------
                                                                      VANGUARD MID-CAP INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                                 YEAR ENDED            MAY 20* TO
                                                               DEC. 31,1999         DEC. 31, 1998
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.79                $10.03
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 .083                  .055
 Net Realized and Unrealized Gain (Loss) on Investments               1.448                  .814
                                                              ------------------------------------
   Total from Investment Operations                                   1.531                  .869
                                                              ------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                 (.086)                (.059)
 Distributions from Realized Capital Gains                            (.935)                (.050)
                                                              ------------------------------------
   Total Distributions                                               (1.021)                (.109)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $11.30                $10.79
==================================================================================================
TOTAL RETURN**                                                       15.41%                 8.61%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                  $143                   $39
 Ratio of Total Expenses to Average Net Assets                        0.12%                0.12%+
 Ratio of Net Investment Income to Average Net Assets                 1.11%                1.30%+
 Turnover Rate                                                          38%                   44%
==================================================================================================
 *Initial share purchase date. Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins
  May 21, 1998.
**Total return figures do not reflect the 0.25% transaction fee on purchases (from inception through
  February 28, 1999).
 +Annualized.

--------------------------------------------------------------------------------------------------
                                                                    VANGUARD SMALL-CAP INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                        YEAR ENDED DEC. 31,
                                                     ---------------------------       JULY 7* TO
                                                         1999        1998           DEC. 31, 1997
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $21.20      $23.75                  $22.56
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .295        .336                    .158
 Net Realized and Unrealized Gain (Loss) on Investments 4.491      (1.007)                  2.370
                                                       -------------------------------------------
   Total from Investment Operations                     4.786       (.671)                  2.528
                                                       -------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.296)      (.329)                  (.288)
 Distributions from Realized Capital Gains             (2.080)     (1.550)                 (1.050)
                                                       -------------------------------------------
   Total Distributions                                 (2.376)     (1.879)                 (1.338)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $23.61      $21.20                  $23.75
==================================================================================================
TOTAL RETURN**                                         23.33%      -2.50%                  11.42%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $415        $264                    $137
 Ratio of Total Expenses to Average Net Assets          0.12%       0.12%                  0.12%+
 Ratio of Net Investment Income to Average Net Assets   1.37%       1.53%                  1.52%+
 Turnover Rate                                            42%         35%                     29%
==================================================================================================
 *Inception.
**Total return figures do not reflect the 0.5% transaction fee on purchases (from inception through
  March 31, 2000).
 +Annualized.

40

--------------------------------------------------------------------------------------------------
                                                                        VANGUARD VALUE INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                                 YEAR ENDED            JULY 2* TO
                                                               DEC. 31,1999         DEC. 31, 1998
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $22.51                $23.22
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 .377                  .196
 Net Realized and Unrealized Gain (Loss) on Investments               2.342                 (.060)
                                                              ------------------------------------
   Total from Investment Operations                                   2.719                  .136
                                                              ------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                 (.384)                (.236)
 Distributions from Realized Capital Gains                           (1.955)                (.610)
                                                              ------------------------------------
   Total Distributions                                               (2.339)                (.846)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $22.89                $22.51
==================================================================================================
TOTAL RETURN                                                         12.67%                 0.69%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                  $460                  $186
 Ratio of Total Expenses to Average Net Assets                        0.12%               0.12%**
 Ratio of Net Investment Income to Average Net Assets                 1.68%               1.90%**
 Turnover Rate                                                          41%                   33%
==================================================================================================
 *Inception.
**Annualized.


--------------------------------------------------------------------------------------------------
                                                              VANGUARD SMALL-CAP VALUE INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                                                       DEC. 7* TO
                                                                                    DEC. 31, 1999
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $8.74
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                                       .009
 Net Realized and Unrealized Gain (Loss) on Investments                                      .226
                                                                                    --------------
   Total from Investment Operations                                                          .235
                                                                                    --------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                                       (.070)
 Distributions from Realized Capital Gains                                                  (.455)
                                                                                    --------------
   Total Distributions                                                                      (.525)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                              $8.45
==================================================================================================
TOTAL RETURN**                                                                              2.83%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                                         $10
 Ratio of Total Expenses to Average Net Assets                                             0.13%+
 Ratio of Net Investment Income to Average Net Assets                                      1.37%+
 Turnover Rate                                                                                80%
==================================================================================================
 *Inception.
**Total return does not reflect the 0.5% transaction fee on purchases.
 +Annualized.

--------------------------------------------------------------------------------------------------
                                                                       VANGUARD GROWTH INDEX FUND
                                                                             INSTITUTIONAL SHARES
                                                                 YEAR ENDED            MAY 14* TO
                                                               DEC. 31,1999         DEC. 31, 1998
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $31.67                $26.49
--------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 .249                  .167
 Net Realized and Unrealized Gain (Loss) on Investments               8.821                 5.315
                                                              ------------------------------------
   Total from Investment Operations                                   9.070                 5.482
                                                              ------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                 (.260)                (.187)
 Distributions from Realized Capital Gains                           (1.040)                (.115)
                                                              ------------------------------------
   Total Distributions                                               (1.300)                (.302)
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $39.44                $31.67
==================================================================================================
TOTAL RETURN                                                         28.91%                20.79%
==================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                  $452                  $224
 Ratio of Total Expenses to Average Net Assets                        0.12%               0.12%**
 Ratio of Net Investment Income to Average Net Assets                 0.74%               0.97%**
 Turnover Rate                                                          33%                   29%
==================================================================================================
 *Inception.
**Annualized.


"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard Institutional Index Fund, Vanguard U.S. Stock Index Funds, and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes.

42

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

Are you looking for the most convenient way to open or add money to a Vanguard account? Obtain instant access to fund information?
     Vanguard can help. Our goal is to make it easy and pleasant for you to do business with us.
     The following sections of the prospectus briefly explain the many services we offer. Booklets providing detailed information are available on the services marked with a [BOOKLET]. Please call us to request copies.
--------------------------------------------------------------------------------

SERVICES AND ACCOUNT FEATURES

Vanguard offers many services that make it convenient to buy, sell, or exchange shares, or to obtain fund or account information.
--------------------------------------------------------------------------------
TELEPHONE REDEMPTIONS (SALES AND EXCHANGES)
Automatically set up for each Fund unless you notify us otherwise.

Note: Limitations do apply; see page 46.
--------------------------------------------------------------------------------
VANGUARD(R) AUTOMATIC EXCHANGE SERVICE [BOOKLET]
Automatic method for moving a fixed amount of money from one Vanguard fund account to another.
--------------------------------------------------------------------------------
VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD) [BOOKLET]
Toll-free 24-hour access to Vanguard fund and account information--as well as some transactions--by using any touch-tone phone. Tele-Account provides total return, share price, price change, and yield quotations for all Vanguard funds; gives your account balances and history (e.g., last transaction, latest dividend distribution); and allows you to sell or exchange shares to and from most Vanguard funds.
--------------------------------------------------------------------------------
ACCESS VANGUARD(TM) www.vanguard.com [COMPUTER]
You can use your personal computer to perform certain transactions for most Vanguard funds by accessing our website. To establish this service, you must register through our website. We will then mail you an account access password that allows you to process the following financial and administrative transactions online:
-    Open a new account.*
-    Buy, sell, or exchange shares of most funds.
-    Change your name/address.
-    Add/change   fund   options   (including   dividend   options,    bank
     instructions, checkwriting, and Vanguard Automatic Exchange Service). (Some restrictions may apply.) Please call your assigned Service Associate for assistance.

*Only current Vanguard shareholders can open a new account online, by exchanging shares from other existing Vanguard accounts.
--------------------------------------------------------------------------------
SERVICES FOR CLIENTS OF VANGUARD'S INSTITUTIONAL DIVISION: 1-888-809-8102 Vanguard's Institutional Division offers a variety of specialized services for large institutional investors, including the ability to effect account transactions through private electronic networks and third-party recordkeepers.
--------------------------------------------------------------------------------

TYPES OF ACCOUNTS

Individuals and institutions can establish a variety of accounts with Vanguard.
--------------------------------------------------------------------------------
FOR ONE OR MORE PEOPLE
Open an account in the name of one (individual) or more (joint tenants) people.
--------------------------------------------------------------------------------
FOR HOLDING PERSONAL TRUST ASSETS [BOOKLET]
Invest assets held in an existing personal trust.
--------------------------------------------------------------------------------
FOR AN ORGANIZATION [BOOKLET]
Open an account as a corporation, partnership, endowment, foundation, or other entity.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Fund shares through a financial intermediary such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.
--------------------------------------------------------------------------------


BUYING SHARES

You buy your shares at a Fund's next-determined net asset value after Vanguard receives your request. As long as your request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will buy your shares at that day's net asset value. You may convert Institutional Shares of the Institutional Index Fund into Institutional Plus Shares, or you may convert Investor Shares of any U.S. Stock Index Fund (except the 500 Index
Fund) into Institutional Shares of the same Fund, provided that you meet the minimum initial investment requirements for such Shares.
--------------------------------------------------------------------------------
MINIMUM INVESTMENT TO . . .
open a new account

$10 million ($200 million for Institutional Plus Shares).


add to an existing account
$100 by mail or exchange; $1,000 by wire.
--------------------------------------------------------------------------------
BY WIRE TO OPEN A NEW ACCOUNT OR ADD TO AN EXISTING ACCOUNT [WIRE]
Call your assigned Service Associate to arrange your wire transaction.

Wire to:
FRB ABA 021001088
HSBC Bank USA

For credit to:
Account: 000112046
Vanguard Incoming Wire Account

In favor of:
Vanguard Institutional Index Fund-94
Vanguard Institutional Index Fund Institutional Plus Shares-854

44

Vanguard Total Stock Market Index Fund Institutional Shares-855
Vanguard Extended Market Index Fund Institutional Shares-856
Vanguard Mid-Cap Index Fund Institutional Shares-864
Vanguard Small-Cap Index Fund Institutional Shares-857
Vanguard Value Index Fund Institutional Shares-867
Vanguard Small-Cap Value Index Fund Institutional Shares-865
Vanguard Growth Index Fund Institutional Shares-868
Vanguard Small-Cap Growth Index Fund Institutional Shares-866
[Account number, or temporary number for a new account]
[Registered account owner(s)]
[Registered address]
--------------------------------------------------------------------------------
BY MAIL TO . . . [ENVELOPE]
open a new account
Complete and sign the account registration form and enclose your check.

add to an existing account
Mail your check with an Invest-By-Mail form detached from your confirmation statement to the address listed on the form. Please do not alter Invest-By-Mail forms, since they are fund- and account-specific.

Make your check payable to: The Vanguard Group-(insert appropriate Fund number; see below)
Vanguard Institutional Index Fund-94
Vanguard Institutional Index Fund Institutional Plus Shares-854
Vanguard Total Stock Market Index Fund Institutional Shares-855
Vanguard Extended Market Index Fund Institutional Shares-856
Vanguard Mid-Cap Index Fund Institutional Shares-864
Vanguard Small-Cap Index Fund Institutional Shares-857
Vanguard Value Index Fund Institutional Shares-867
Vanguard Small-Cap Value Index Fund Institutional Shares-865
Vanguard Growth Index Fund Institutional Shares-868
Vanguard Small-Cap Growth Index Fund Institutional Shares-866

All purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      100 Vanguard Boulevard
Valley Forge, PA 19482-2900        Malvern, PA 19355-2331
--------------------------------------------------------------------------------
IMPORTANT NOTE: To prevent check fraud, Vanguard will not accept checks made payable to third parties.
--------------------------------------------------------------------------------
BY TELEPHONE TO . . . [TELEPHONE]
open a new account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

add to an existing account
Call Vanguard Tele-Account* 24 hours a day--or your assigned Service Associate during business hours--to exchange from another Vanguard fund account with the same registration (name, address, taxpayer identification number, and account type). (Note that some restrictions apply to index fund accounts.)

Vanguard Tele-Account
1-800-662-6273

*You must obtain a Personal  Identification Number (PIN) through Tele-Account at least seven days before you request your first exchange.
--------------------------------------------------------------------------------
IMPORTANT NOTE: Once you have initiated a telephone transaction and a confirmation number has been assigned, the transaction cannot be revoked. We reserve the right to refuse any purchase request.
--------------------------------------------------------------------------------
You can redeem (that is, sell or exchange) shares purchased by check at any time. However, while your redemption request will be processed at the next-determined net asset value after it is received, your redemption proceeds will not be available until payment for your purchase is collected, which may take up to ten calendar days.
--------------------------------------------------------------------------------
A NOTE ON LARGE PURCHASES
It is important that you call Vanguard before you invest a large dollar amount. It is our responsibility to consider the interests of all Fund shareholders, and so we reserve the right to refuse any purchase that may disrupt the Fund's operation or performance.
--------------------------------------------------------------------------------


REDEEMING SHARES

This section describes how you can redeem--that is, sell or exchange--a Fund's shares.

When Selling Shares:
-    Vanguard sends the redemption proceeds to you or a designated third party.*
-    You can sell all or part of your Fund shares at any time.

*May require a signature guarantee; see footnote on page 47.

When Exchanging Shares:
- The redemption proceeds are used to purchase shares of a different Vanguard fund.
-    You must meet the receiving fund's minimum investment requirements.
- Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange at any time, without notice.
- In order to exchange into an account with a different registration (including a different name, address, or taxpayer identification number), you must include the guaranteed signatures of all current account owners on your written instructions.


In both cases, your transaction will be based on the Fund's next-determined share price, subject to any special rules discussed in the "Redeeming Shares" section of this prospectus.

--------------------------------------------------------------------------------
NOTE: Once a redemption is initiated and a confirmation number given, the transaction CANNOT be canceled.
--------------------------------------------------------------------------------

46

HOW TO REQUEST A REDEMPTION

You can request a redemption from your Fund account in one of two ways: by telephone (sell, but not exchange), or by mail.
     The  Vanguard  funds whose  shares you cannot  exchange by  telephone  are:
VANGUARD U.S. STOCK INDEX FUNDS, VANGUARD BALANCED INDEX FUND, VANGUARD INTERNATIONAL STOCK INDEX FUNDS, VANGUARD REIT INDEX FUND, and VANGUARD GROWTH AND INCOME FUND. These funds do, however, permit telephone exchanges within IRAs and other retirement accounts.
--------------------------------------------------------------------------------
TELEPHONE REQUESTS [TELEPHONE]
Call Vanguard Tele-Account 24 hours a day--or your assigned Service Associate during business hours--to sell shares.
--------------------------------------------------------------------------------
SPECIAL INFORMATION: We will automatically establish the telephone redemption option for your account, unless you instruct us otherwise in writing. While telephone redemption is easy and convenient, this account feature involves a risk of loss from unauthorized or fraudulent transactions. Vanguard will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and immediately reviewing any account statements that we send to you. Make sure to contact Vanguard immediately about any transaction you believe to be unauthorized.
--------------------------------------------------------------------------------
We reserve the right to refuse a telephone redemption if the caller is unable to provide:
-    The ten-digit account number.
-    The name and address exactly as registered on the account.
- The primary Social Security or employer identification number as registered on the account.
- The Personal Identification Number (PIN), if applicable (for instance, Tele-Account).
     Please note that Vanguard will not be responsible for any account losses due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity. If you wish to remove the telephone redemption feature from your account, please notify us in writing.
--------------------------------------------------------------------------------
A NOTE ON UNUSUAL CIRCUMSTANCES
Vanguard reserves the right to revise or terminate the telephone redemption privilege at any time, without notice. In addition, Vanguard can stop selling shares or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send us your request by regular or express mail. Follow the instructions on selling or exchanging shares by mail in this section.
--------------------------------------------------------------------------------
MAIL REQUESTS [ENVELOPE]
Send a letter of instruction signed by all registered account holders. Include the fund name and account number and (if you are selling) a dollar amount or number of shares OR (if you are exchanging) the name of the fund you want to exchange into and a dollar amount or number of shares. To exchange into an account with a different registration (including a different name, address, taxpayer identification number, or account type), you must provide Vanguard with written instructions that include the guaranteed signatures of all current owners of the fund from which you wish to redeem.

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      100 Vanguard Boulevard
Valley Forge, PA 19482-2900        Malvern, PA 19355-2331
--------------------------------------------------------------------------------
A NOTE ON LARGE REDEMPTIONS

It is important that you call Vanguard before you redeem a large dollar amount. It is our responsibility to consider the interests of all fund shareholders, and so we reserve the right to delay delivery of your redemption proceeds--up to seven days--if the amount may disrupt a Fund's operation or performance.
     If you redeem more than $250,000 worth of Fund shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in-kind, i.e., in securities, rather than in cash. If payment is made in-kind, you may incur brokerage commissions if you elect to sell the securities for cash.

--------------------------------------------------------------------------------

OPTIONS FOR REDEMPTION PROCEEDS
You may receive your redemption proceeds in one of two ways: check, or exchange to another Vanguard fund.
--------------------------------------------------------------------------------
CHECK REDEMPTIONS
Normally,  Vanguard  will  mail  your  check  within  two  business  days  of  a redemption.
--------------------------------------------------------------------------------
EXCHANGE REDEMPTIONS
As described above, an exchange involves using the proceeds of your redemption to purchase shares of another Vanguard fund.
--------------------------------------------------------------------------------

FOR OUR MUTUAL PROTECTION
For your best interests and ours, Vanguard applies these additional requirements to redemptions:

REQUEST IN "GOOD ORDER"
All redemption requests must be received by Vanguard in "good order." This means that your request must include:
-    The Fund name and account number.
-    The amount of the transaction (in dollars or shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-    Signature guarantees (if required).*
-    Any supporting legal documentation that may be required.
-    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

TRANSACTIONS ARE PROCESSED AT THE NEXT-DETERMINED SHARE PRICE AFTER VANGUARD HAS RECEIVED ALL REQUIRED INFORMATION.
--------------------------------------------------------------------------------
LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of the Fund and increase the Fund's costs for all shareholders, Vanguard limits account activity as follows:
- You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND during any 12-month period.

48

-    Your round trips through the Fund must be at least 30 days apart.
-    The Fund may refuse a share purchase at any time, for any reason.
- Vanguard may revoke an investor's telephone exchange privilege at any time, for any reason.

     A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
--------------------------------------------------------------------------------
ALL TRADES ARE FINAL
Vanguard will not cancel any transaction request (including any purchase or redemption) that we believe to be authentic once the request has been initiated and a confirmation number assigned.
--------------------------------------------------------------------------------
UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.
--------------------------------------------------------------------------------


TRANSFERRING REGISTRATION

You can transfer the registration of your Fund shares to another owner by completing a transfer form and sending it to Vanguard.

First-class mail to:               Express or Registered mail to:
The Vanguard Group                 The Vanguard Group
P.O. Box 2900                      100 Vanguard Boulevard
Valley Forge, PA 19482-2900        Malvern, PA 19355-2331
--------------------------------------------------------------------------------


FUND AND ACCOUNT UPDATES

STATEMENTS AND REPORTS
We will send you account and tax statements to help you keep track of your Fund account throughout the year as well as when you are preparing your income tax returns.
     In addition, you will receive financial reports about a Fund twice a year. These comprehensive reports include an assessment of the Fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the adviser, and the Fund's financial statements which include a listing of the Fund's holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we send just one Fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, notify our Institutional Division at 1-888-809-8102.
--------------------------------------------------------------------------------
CONFIRMATION STATEMENT
Sent each time you buy, sell, or exchange shares; confirms the trade date and the amount of your transaction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY [BOOKLET]
Mailed quarterly for most accounts; shows the market value of your account at the close of the statement period, as well as distributions, purchases, sales, and exchanges for the current calendar year.
--------------------------------------------------------------------------------
FUND FINANCIAL REPORTS
Mailed in February and August for all nine Funds.
--------------------------------------------------------------------------------
TAX STATEMENTS
Generally mailed in January; report previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts.
--------------------------------------------------------------------------------


MANDATORY CONVERSION TO INSTITUTIONAL OR INVESTOR SHARES

Vanguard Institutional Index Fund reserves the right to convert an investor's Institutional Plus Shares into Institutional Shares of the Fund if the
investor's  account  balance  falls  below  $200  million.   In  addition,   the
Institutional Index Fund reserves the right to redeem an investor's Institutional Shares if the investor's account balance falls below $10 million. The Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds each reserve the right to convert an investor's Institutional Shares into Investor Shares of the same Fund if the investor's account balance falls below $10 million. Any such conversion will be preceded by written notice to the investor. No transaction fee will be imposed on share-class conversions.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such factors as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as earnings and book value, and these stocks typically have above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                     [SHIP]
                                                     [THE VANGUARD GROUP(R)]
                                                     Institutional Division
                                                     Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard Institutional Index Fund or
Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available in
the Funds' annual and semiannual
reports to shareholders. (The
Institutional Index Fund's reports are
separate from those of the U.S.
Stock Index Funds.)

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds. (The
SAI for the Institutional Index Fund
is separate from that of the U.S.
Stock Index Funds.)

The current annual and semiannual
reports and the SAIs are
incorporated by reference into
(and are thus legally a part of)
this prospectus.

To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us
as follows:

If you are an Individual Investor:
THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's
Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Funds (including the SAI)
at the SEC's Public Reference Room
in Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov), or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Vanguard Institutional Index Fund's
Investment Company Act
file number: 811-6093

Vanguard U.S. Stock Index Funds'
Investment Company Act
file number: 811-2652

(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I854N-04/21/2000

                                     PART B

                      VANGUARD(R) INSTITUTIONAL INDEX FUND
                                   (THE FUND)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 21, 2000

This Statement is not a prospectus but should be read in conjunction with the Fund's Prospectus dated April 21, 2000, as may be amended from time to time. To obtain, without charge, the Prospectus or an additional 1999 Annual Report to Shareholders, which contains the Fund's financial statements as hereby incorporated by reference, please call:

                   INSTITUTIONAL INVESTOR SERVICES DEPARTMENT
                                 1-800-523-8066

                                TABLE OF CONTENTS

DESCRIPTION OF THE FUND......................................................B-1
INVESTMENT POLICIES..........................................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...........................................B-7
PURCHASE OF SHARES...........................................................B-8
SHARE PRICE..................................................................B-9
REDEMPTION OF SHARES........................................................B-10
MANAGEMENT OF THE FUND......................................................B-10
PORTFOLIO TRANSACTIONS......................................................B-13
FINANCIAL STATEMENTS........................................................B-13
YIELD AND TOTAL RETURN......................................................B-13
COMPARATIVE INDEXES.........................................................B-15


                            DESCRIPTION OF THE FUND

ORGANIZATION

The Fund was organized as a Pennsylvania business trust in 1990, and was reorganized as a Delaware business trust in July, 1998. The Fund is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. It currently offers the following fund and classes of shares:

                      Vanguard Institutional Index Fund--
               Institutional Shares and Institutional Plus Shares

     The Fund has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Fund may issue for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIAN. First Union National Bank, PA4943, 530 Walnut Street, Philadelphia, Pennsylvania 19106, serves as the Fund's custodian. The custodian is responsible for maintaining the Fund's assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania 19103, serves as the Fund's independent accountants. The accountants audit the Fund's financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Fund's  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE FUND'S SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Fund's shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

     SHAREHOLDER LIABILITY. The Fund is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of the Fund are entitled to receive any dividends or other distributions declared by the Fund. No shares have priority or preference over any other shares with respect to distributions. Distributions will be made from the assets of the Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes based upon differences in the way that expenses are allocated between share classes pursuant to the Fund's multiple class plan.

     VOTING RIGHTS. The Fund's shareholders are entitled to vote on a matter if:
(i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of any class or series; or (iii) the Trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove Trustees upon the written request of shareholders representing 10% or more of the Fund's net assets, and to change any fundamental policy of the Fund. Shareholders of the Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the class affected by a particular matter are entitled to vote on that matter. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders will be entitled to receive a pro rata share of the Fund's net assets.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Fund.

     CONVERSION RIGHTS. Shareholders of the Fund may convert their shares into another class of shares of the same fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION  PROVISIONS.  The Fund's redemption  provisions are described in
its  current   prospectus   and  elsewhere  in  this   Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Fund has no sinking fund provisions.

     CALLS OR ASSESSMENT. The Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUND

The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, the Fund must comply with certain requirements. If the Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

                              INVESTMENT POLICIES

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements with commercial banks, brokers or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodial bank until repurchased. In addition, the Board of Trustees will monitor the Fund's repurchase agreement transactions generally and will establish guidelines and standards for review of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the adviser acknowledges these risks, it is expected that they will be controlled through careful monitoring procedures.

LENDING OF SECURITIES

The Fund may lend its securities on a short-term or long-term basis to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its portfolio securities, the Fund can increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms, the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules or interpretations of the Commission thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest-bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.


     At the present time, the Staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event occurs that affects the securities on loan, the Fund must call the loan and vote the securities.

TEMPORARY INVESTMENTS

The Fund may take temporary defensive measures that are inconsistent with the Fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include investments in (a) highly liquid short-term fixed-income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and (d) other money market instruments. There is no limit on the extent to which the Fund may take temporary defensive measures. In taking such measures, the Fund may fail to achieve its investment objective.

VANGUARD INTERFUND LENDING PROGRAM

The Commission has issued an exemptive order permitting the Fund and other Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The Boards of Trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund may not be able to sell or dispose of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

FUTURES CONTRACTS

The Fund may enter into futures contracts, options, and options on futures contracts for the purpose of simulating full investment and reducing transactions costs. The Fund does not use futures or options for speculative purposes. The Fund will only use futures and options to simulate full investment in the underlying index while retaining a cash balance for fund management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government Agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract that has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums. Futures contracts are customarily purchased and sold on deposits which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities either held for investment purposes or expected to be acquired by them. Speculators are less inclined to own, or intend to purchase, the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Fund intends to use futures contracts only for bona fide hedging purposes.

     Regulations of the CFTC applicable to the Fund require that all of its futures transactions constitute bona fide hedging transactions except to the extent that the aggregate initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the Fund's portfolio. The Fund will only sell futures contracts to protect the Fund against declines in the prices of the securities underlying the futures contracts or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Fund expects that the majority of its futures contract purchases will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Fund will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts would exceed 20% of the Fund's total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an Exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions could also have an adverse impact on the ability to effectively hedge. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund also bears the risk that the adviser will incorrectly predict future stock market trends. However, because the futures strategy of the Fund is engaged in only for hedging purposes, the Fund's officers do not believe that the Fund is subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

     Utilization of futures transactions by the Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. The Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. The Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the Fund's business of investing in securities or currencies. It is anticipated that any net gain on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     The Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.

FOREIGN INVESTMENTS

The Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all of the stocks that comprise the index it tracks. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     CURRENCY RISK. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not market to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by the Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

     COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Fund. However, these foreign withholding taxes are not expected to have a significant impact on the Fund, since the Fund seeks long-term capital appreciation and any income should be considered incidental.


                       FUNDAMENTAL INVESTMENT LIMITATIONS

The Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means the lesser of: (i) 67% or more of the votes cast, so long as shares representing more than 50% of the Fund's net asset value are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net asset value.

     BORROWING. The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments if its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. The Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and options on stock index futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not:
(i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. The Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, the Fund's Board of Trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.

     INDUSTRY CONCENTRATION. The Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. The Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. The Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares a Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. The Fund may not lend money to any person except by purchasing fixed
income  securities  that  are  publicly   distributed,   lending  its  portfolio
securities, or through Vanguard's interfund lending program.

     MARGIN. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     OIL, GAS, MINERALS. The Fund may not invest in interests in oil, gas or other mineral exploration or development programs.

     PLEDGING ASSETS. The Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     PUTS/CALLS. The Fund may not purchase or sell put, call, straddle or spread options, except as provided above under "Commodities."

     REAL ESTATE. The Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

     SENIOR SECURITIES. The Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. The Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     The above-mentioned investment limitations are considered at the time investment securities are purchased.


                               PURCHASE OF SHARES

The Fund reserves the right in its sole discretion (i) to suspend the offerings of its shares, (ii) to reject purchase or exchange orders when in the judgment of management such rejection is in the best interest of the Fund, (iii) to impose a transaction fee on a purchase of the Fund's shares if the purchase, in the opinion of Vanguard, would disrupt the efficient management of the Fund, and
(iv) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     EXCHANGE OF SECURITIES FOR SHARES OF THE FUND. In certain circumstances, shares of the Fund may be purchased "in-kind," i.e., in exchange for securities, rather than for cash. The securities tendered as part of an in-kind purchase must be included in the Index tracked by the Fund and each position must have a market value of $10,000 or more. Securities accepted by the Fund will be valued as set forth in the Fund's prospectus as of the time of the next determination of net asset value after such acceptance. Shares of the Fund are issued at net asset value determined as of the same time. All dividends, subscription, or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for Federal income tax purposes would be realized by the investor upon the exchange depending upon the cost of the securities tendered.

     The Fund will not accept securities in exchange for its shares unless: (1) such securities are, at the time of the exchange, eligible to be held by the Fund; (2) the transaction will not cause the Fund's weightings to become imbalanced with respect to the weightings of the stocks included in the Index;
(3) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (4) such securities are traded in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made; (5) the quoted sales price used as a basis of valuation is representative (e.g., one that does not involve a trade of substantial size that artificially influences the price of the security); and (6) the value of any such security being exchanged will not exceed 5% of the Fund's net assets immediately prior to the transaction.

     Investors interested in purchasing Fund shares in-kind should contact Vanguard.


                                  SHARE PRICE

The Fund's share price, or "net asset value" per share, is calculated by dividing the net assets of the Fund attributed to each share class, by the total number of shares outstanding for each share class. The net asset value is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Exchange is open for trading.

     Portfolio securities for which market quotations are readily available (includes those securities listed on national securities exchanges, as well as those quoted on the NASDAQ Stock Market) will be valued at the last quoted sales price on the day the valuation is made. Such securities which are not traded on the valuation date are valued at the mean of the bid and ask prices. Price information on exchange-listed securities is taken from the exchange where the security is primarily traded. Any foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     Short-term instruments (those acquired with remaining maturities of 60 days or less) may be valued at cost, plus or minus any amortized discount or premium, which approximates market value.

     Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service may be determined without regard to bid or last sale prices of each security, but take into account institutional-size transactions in similar groups of securities as well as any developments related to specific securities.

     Foreign securities are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. Prices are obtained from the broadest and most representative market on which the securities trade. If events which materially affect the value of a Fund's investments occur after the close of the securities markets on which such securities are primarily traded, those investments may be valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     In determining a Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using the officially quoted daily exchange rates used by Morgan Stanley Capital International in calculating various benchmarking indexes. This officially quoted exchange rate may be determined prior to or after the close of a particular securities market. If such quotations are not available or do not reflect market conditions at the time the Fund is valued, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Trustees.

     Other assets and securities for which no quotations are readily available or which are restricted as to sale (or resale) are valued by such methods as the Board of Trustees deems in good faith to reflect fair value.

     The share price for the Fund can be found daily in the mutual fund listings of most major newspapers under the heading of "Vanguard Index Funds."

                              REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.


     The Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     No charge is made by the Fund for redemptions. Shares redeemed may be worth more or less than what was paid for them, depending on the market value of the securities held by the Fund.


                             MANAGEMENT OF THE FUND

OFFICERS AND TRUSTEES

The officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and choose its officers. The following is a list of the Trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years. As a group, the Fund's Trustees and officers own less than 1% of the outstanding shares of the Fund. Each Trustee also serves as a Director of The Vanguard Group, Inc., and as a Trustee of each of the 103 funds administered by Vanguard (102 in the case of Mr. Malkiel and 93 in the case of Mr. MacLaury). The mailing address of the Trustees and officers of the Fund is Post Office Box 876, Valley Forge, PA 19482.

JOHN J. BRENNAN, (DOB: 7/29/1954) Chairman Chief Executive Officer & Trustee* Chairman, Chief Executive Officer and Director of The Vanguard Group, Inc., and Trustee of each of the investment companies in The Vanguard Group.

JOANN HEFFERNAN HEISEN, (DOB: 1/25/1950) Trustee
Vice President, Chief Information Officer, and member of the Executive Committee of Johnson & Johnson (Pharmaceuticals/Consumer Products), Director of Johnson & Johnson*MERCK Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

BRUCE K. MACLAURY, (DOB: 5/7/1931) Trustee
President Emeritus of The Brookings Institution (Independent Non-Partisan Research Organization); Director of American Express Bank, Ltd., The St. Paul Companies, Inc. (Insurance and Financial Services), and National Steel Corp.

BURTON G. MALKIEL, (DOB: 8/28/1932) Trustee
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Gestinova, Baker Fentress & Co. (Investment Management), The Jeffrey Co. (Holding Company), and Select Sector SPDR Trust (Exchange-Traded Mutual Fund).

ALFRED M. RANKIN, JR., (DOB: 10/8/1941) Trustee
Chairman, President, Chief Executive Officer, and Director of NACCO Industries (Machinery/Coal/Appliances), and Director of The BFGoodrich Co. (Aircraft Systems/Manufacturing/Chemicals).

JOHN C. SAWHILL, (DOB: 6/12/1936) Trustee
President and Chief Executive Officer of The Nature Conservancy (Non-Profit Conservation Group); Director of Pacific Gas and Electric Co., Procter & Gamble Co., NACCO Industries (Machinery/Coal/Appliances), and Newfield Exploration Co. (Energy); formerly, Director and Senior Partner of McKinsey & Co., and President of New York University.

JAMES O. WELCH, JR., (DOB: 5/13/1931) Trustee
Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON, (DOB: 3/2/1936) Trustee
Retired Chairman of Rohm & Haas Co. (Chemicals); Director of Cummins Engine Co. (Diesel Engine Company), The Mead Corp. (Paper Products), and AmeriSource Health Corp.; and Trustee of Vanderbilt University.

RAYMOND J. KLAPINSKY, (DOB: 12/7/1938) Secretary*
Managing Director of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

THOMAS J. HIGGINS, (DOB: 5/21/1957) Treasurer*
Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

ROBERT D. SNOWDEN, (DOB: 9/4/1961) Controller*
Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.

---------
*Officers of the Fund are "interested persons" as defined in the 1940 Act.

TRUSTEE COMPENSATION

The same individuals serve as Trustees of all Vanguard Trusts (with two exceptions, which are noted in the table below), and each Trust pays a proportionate share of Trustees' compensation. The Trusts employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the Trusts.

     INDEPENDENT    TRUSTEES.    The   Trusts   compensate   their   independent
Trustees--that is, the ones who are not also officers of the Trust--in three ways:

- The independent Trustees receive an annual fee for their service to the Trusts, which is subject to reduction based on absences from scheduled Board meetings.

- The independent Trustees are reimbursed for the travel and other expenses that they incur in attending Board meetings.

- Upon retirement, the independent Trustees receive an aggregate annual fee of $1,000 for each year served on the Board, up to fifteen years of service. This annual fee is paid for ten years following retirement, or until each Trustee's death.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a Trustee, but is not paid in this capacity. He is however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the Trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Fund for each Trustee. In addition, the table shows the total amount of benefits that we expect each Trustee to receive from all Vanguard Trusts upon retirement, and the total amount of compensation paid to each Trustee by all Vanguard Trusts. All information shown is for the fiscal year ended December 31, 1999.

                               COMPENSATION TABLE
                            INSTITUTIONAL INDEX FUND

                                   ESTIMATED ANNUAL      TOTAL COMPENSATION FROM
                                    BENEFITS UPON        ALL VANGUARD FUNDS PAID
    NAMES OF TRUSTEES                RETIREMENT              TO TRUSTEES(1)
--------------------------------------------------------------------------------
John C. Bogle(2). . . . . . .            None                      None
John J. Brennan . . . . . . .            None                      None
JoAnn Heffernan Heisen. . . .         $15,000                   $80,000
Bruce K. MacLaury . . . . . .         $12,000                   $75,000
Burton G. Malkiel . . . . . .         $15,000                   $80,000
Alfred M. Rankin, Jr. . . . .         $15,000                   $80,000
John C. Sawhill . . . . . . .         $15,000                   $80,000
James O. Welch, Jr. . . . . .         $15,000                   $80,000
J. Lawrence Wilson. . . . . .         $15,000                   $80,000
---------
(1) The amounts reported in this column reflect the total compensation paid to each Trustee for his or her service as Trustee of 103 Vanguard funds (102 in the case of Mr. Malkiel; 93 in the case of Mr. MacLaury).
(2)  Mr. Bogle has retired from the Fund's Board, effective December 31, 1999.

THE VANGUARD GROUP

The Fund currently employs The Vanguard Group, Inc. (Vanguard) to provide management, administrative, and investment advisory services. Vanguard also provides virtually all of the corporate management, administrative, and distribution services for The Vanguard Group of Investment Companies, a family of more than 100 funds. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the Fund and also furnishes the Fund with the necessary office space, furnishings and equipment.

     Vanguard has adopted a Code of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the Fund (access persons) from profiting from that information. The Code permits access persons to invest in securities for their own accounts, including securities that may be held by the Fund, but places substantive and procedural restrictions on their trading activities. For example, the Code requires that access persons of the Fund receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the Fund.

     The Fund receives all investment advisory services from Vanguard. Vanguard manages the investment and reinvestment of the Fund's assets and continuously reviews, supervises, and administers the Fund's investment program with respect to those assets. Vanguard discharges its responsibilities subject to the control of the officers and Trustees of the Fund.

     Vanguard also provides investment advisory services to several other funds. Total assets under management by Vanguard were approximately $371.4 billion as of December 31, 1999. The Fund is not actively managed, but is instead administered by Vanguard using computerized, quantitative techniques.

     Under the terms of a Service and Advisory Agreement, Vanguard pays all of the Fund's expenses, except for taxes and brokerage commissions. For the fiscal years ended December 31, 1997, 1998, and 1999, the Fund paid approximately $8,915,000, $12,055,000, and $16,858,000 respectively, to Vanguard for services rendered under the Service and Advisory Agreement.

                             PORTFOLIO TRANSACTIONS

In placing portfolio transactions, The Vanguard Group uses its best judgment to choose the broker most capable of providing the brokerage services necessary to the obtain best available price and most favorable execution. The full range and quality of brokerage services available are considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration is given to those brokers which supply statistical information and provide other services in addition to execution services to the Fund.

     Since the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider the sale of Fund shares by a broker or dealer in selecting among broker dealers.

     For the fiscal years ended December 31, 1997, 1998, and 1999, the Fund paid $820,969, $1,356,000, and $1,455,950 respectively, in brokerage commissions.


                              FINANCIAL STATEMENTS

The Fund's financial statements as of and for the year ended December 31, 1999, appearing in the Vanguard Institutional Index Fund 1999 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of the performance, please see the Fund's Annual Report to Shareholders, which may be obtained without charge.


                             YIELD AND TOTAL RETURN

The annualized yield for the Institutional Shares of the Fund for the thirty days ended December 31, 1999 was 1.10%. The annualized yield for the Institutional Plus Shares of the Fund for the thirty days ended December 31, 1999 was 1.13%. The average annual total return of the Institutional Shares of the Fund* for one- and five-year periods ended December 31, 1999, and since inception on July 31, 1990 was 21.17%, 28.65% and 19.10%, respectively. The average annual total return of the Institutional Plus Shares of the Fund* for the one-year period ended December 31, 1999, and since inception on July 7, 1997 was 21.21% and 23.08%, respectively.

---------
*The Fund reserves the right to deduct a transaction fee from future purchases of shares.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the Fund, all ended on the last day of a recent month. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)(1/N)-1

  Where:

          T   = average annual total return
          P   = a hypothetical  initial investment of $1,000
          n   = number of years
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

AVERAGE ANNUAL AFTER-TAX TOTAL RETURN QUOTATION

We calculate the Fund's average annual after-tax total return by finding the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:

After-tax return:

                                 P(1+T)(N) = ATV

  Where:

          P   = a  hypothetical initial payment of $1,000
          T   = average annual after-tax total return
          n   = number of years
          ATV = after-tax value at the end of the 1-,5-, or 10-year periods of a hypothetical $1,000 payment made at the beginning of the time period, assuming no liquidation of the investment at the end of the measurement periods.

Instructions:

1. Assume all distributions by the Fund are reinvested--less the taxes due on such distributions--at the price on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

2 Calculate the taxes due on distributions by the Fund by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Assume no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e. return of capital). Ignore any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees.

4.   State the total return quotation to the nearest hundredth of one percent.

CUMULATIVE TOTAL RETURN

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                  C = (ERV/P)-1

  Where:

          C   = cumulative total return
          P   = a hypothetical initial investment of $1,000
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2[((A-B)/CD+1)(6)-1]

  Where:

          a  = dividends and interest earned during the period.
          b  = expenses accrued for the period (net of reimbursements).
          c  = the average daily number of shares outstanding during the period that were entitled to receive dividends.
          d = the maximum offering price per share on the last day of the period.


                              COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group, and Vanguard Institutional Index Fund, may from time to time use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S 500/BARRA VALUE INDEX--consists of the stocks in the Standard and Poor's 500 Composite Stock Price Index ("S&P 500") with the lowest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S 500/BARRA GROWTH INDEX--consists of the stocks in the S&P 500 Index with the highest price-to-book ratios, comprising 50% of the market capitalization of the S&P 500.

STANDARD & POOR'S/MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.

WILSHIRE 5000 TOTAL MARKET INDEX--consists of more than 7,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard & Poor's 500 Index.

RUSSELL   2000  STOCK   INDEX--is   composed   of   approximately   2,000  small
capitalization stocks.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND INDEX--is a market-weighted index that contains approximately 4,700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass-through securities.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN BROTHERS CORPORATE (BAA) BOND INDEX--all publicly offered fixed-rate, non-convertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield of four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

COMPOSITE INDEX--70% Standard & Poor's 500 Index, 30% NASDAQ Industrial Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Corporate A or Better Bond Index.

COMPOSITE INDEX--65% Lehman Brothers Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index, 12.5% Standard & Poor's Utilities Index and 12.5% Standard and Poor's Telephone Index).

LEHMAN BROTHERS  LONG-TERM  CORPORATE AA OR BETTER BOND  INDEX--consists  of all
publicly    issued,    fixed    rate,    non-convertible    investment    grade,
dollar-denominated, SEC-registered corporate debt rated AA or AAA.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS CORPORATE A OR BETTER BOND INDEX--consists of all publicly issued, investment grade corporate bonds rated A or better, of all maturity levels.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between 1 and 5 years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between 5 and 10 years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CORPORATE INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than 10 years. The index has a market value of over $1.1 trillion.

                                                 SAI094-INSTITUTIONAL INDEX FUND